35. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Operating segments
Consolidated profit and loss information as of December 31, 2017	Generation	Distribution of energy	Oil and gas	Refining and Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	9,560	24,339	8,831	-	7,229	388	-	50,347
Intersegment sales	37	-	1,810	-	-	36	(1,883)	-
Cost of sales	(5,358)	(17,667)	(6,581)	-	(6,655)	(3)	1,837	(34,427)
Gross profit (loss)	4,239	6,672	4,060	-	574	421	(46)	15,920

Selling expenses	(94)	(2,079)	(455)	-	(290)	-	14	(2,904)
Administrative expenses	(357)	(1,444)	(975)	-	(74)	(2,095)	40	(4,905)
Exploration expenses	-	-	(44)	-	-	-	-	(44)
Other operating income	420	97	2,522	-	64	289	(4)	3,388
Other operating expenses	(149)	(758)	(776)	-	(571)	(697)	-	(2,951)
Reversal of impairment of property, plant and equipment	-	461	-	-	-	-	-	461
Reversal of impairment of intangible assets	-	82	-	-	-	-	-	82
Share of profit (loss) from joint ventures	(50)	-	-	-	-	1,114	-	1,064
Share of profit from associates	-	-	44	-	-	-	-	44
Operating profit (loss)	4,009	3,031	4,376	-	(297)	(968)	4	10,155

Finance income	881	272	96	-	10	214	(41)	1,432
Finance expenses	(932)	(1,595)	(245)	-	-	(2,381)	41	(5,112)
Other financial results	55	(9)	(193)	-	11	(2,130)	-	(2,266)
Financial results, net	4	(1,332)	(342)	-	21	(4,297)	-	(5,946)
Profit (loss) before income tax	4,013	1,699	4,034	-	(276)	(5,265)	4	4,209

Income tax and minimum notional income tax	85	(417)	(389)	-	-	2,088	-	1,367
Profit (loss) for the year from continuing operations	4,098	1,282	3,645	-	(276)	(3,177)	4	5,576

Profit (loss) for the year from discontinued operations	-	-	121	(43)	-	-	16	94
Profit (loss) for the year	4,098	1,282	3,766	(43)	(276)	(3,177)	20	5,670

Depreciation and amortization	845	443	1,956	-	117	60	-	3,421

Consolidated profit and loss information as of December 31, 2017	Generation	Distribution of energy	Oil and gas	Refining and Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the Company	3,890	951	3,241	(43)	(276)	(3,177)	20	4,606
Non - controlling interest	208	331	525	-	-	-	-	1,064

Consolidated statement of financial position as of December 31, 2017
Assets	22,833	26,149	22,116	5,887	3,161	29,449	(5,128)	104,467
Liabilities	7,635	24,460	10,446	3,599	2,406	40,948	(5,139)	84,355

Additional consolidated information as of December 31, 2017
Increases in property, plant and equipment	6,277	4,137	4,195	154	110	116	-	14,989

Consolidated profit and loss information as of December 31, 2016	Generation	Distribution of energy	Oil and gas	Refining and Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	4,609	13,079	4,863	-	2,507	52	-	25,110
Intersegment sales	15	-	716	-	-	28	(759)	-
Cost of sales	(2,726)	(12,220)	(3,737)	-	(2,207)	(3)	740	(20,153)
Gross profit (loss)	1,898	859	1,842	-	300	77	(19)	4,957

Selling expenses	(65)	(1,618)	(334)	-	(110)	(5)	-	(2,132)
Administrative expenses	(392)	(1,171)	(632)	-	(15)	(1,446)	28	(3,628)
Exploration expenses	-	-	(94)	-	-	-	-	(94)
Other operating income	55	1,718	1,892	-	-	560	(61)	4,164
Other operating expenses	(104)	(465)	(826)	-	(263)	(282)	64	(1,876)
Share of loss from joint ventures	-	-	-	-	-	105	-	105
Share of profit (loss) from associates	-	-	11	(1)	-	(3)	-	7
Income from the sale of subsidiaries and financial assets	-	-	-	-	-	480	-	480
Operating profit (loss)	1,392	(677)	1,859	(1)	(88)	(514)	12	1,983

Finance income	600	206	103	-	2	105	(167)	849
Finance expenses	(750)	(1,645)	(730)	-	-	(1,320)	168	(4,277)
Other financial results	228	(360)	22	-	(3)	35	(2)	(80)
Financial results, net	78	(1,799)	(605)	-	(1)	(1,180)	(1)	(3,508)
Profit (loss) before income tax	1,470	(2,476)	1,254	(1)	(89)	(1,694)	11	(1,525)

Income tax and minimum notional income tax	(317)	753	(305)	-	-	1,070	-	1,201
Profit (loss) for the year from continuing operations	1,153	(1,723)	949	(1)	(89)	(624)	11	(324)
Profit for the year from discontinued operations	-	-	(74)	75	-	-	71	72
Profit (loss) for the year	1,153	(1,723)	875	74	(89)	(624)	82	(252)
Depreciation and amortization	378	364	1,398	-	35	26	-	2,201

Consolidated profit and loss information as of December 31, 2016	Generation	Distribution of energy	Oil and gas	Refining and Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the Company	1,045	(1,147)	627	74	(89)	(603)	82	(11)
Non - controlling interest	108	(576)	248	-	-	(21)	-	(241)

Consolidated statement of financial position as of December 31,2016
Assets	19,577	17,219	19,414	6,259	2,812	19,494	(7,498)	77,277
Liabilities	8,632	18,856	11,662	3,267	2,401	25,883	(7,498)	63,203

Additional consolidated information as of December 31, 2016
Increases in property, plant and equipment	2,378	2,703	3,051	165	58	85	-	8,440
Increases in intangible assets	108	-	994	224	-	-	-	1,326

Consolidated profit and loss information at December 31, 2015	Generation	Distribution of energy	Oil and gas	Holding and others	Eliminations	Consolidated
Revenue	2,418	3,802	848	38	-	7,106
Intersegment sales	-	-	96	16	(112)	-
Cost of sales	(1,282)	(5,189)	(660)	(3)	96	(7,038)
Gross profit (loss)	1,136	(1,387)	284	51	(16)	68

Selling expenses	(24)	(833)	(116)	-	-	(973)
Administrative expenses	(262)	(697)	(150)	(128)	16	(1,221)
Exploration expenses	-	-	(3)	-	-	(3)
Other operating income	91	5,656	552	218	-	6,517
Other operating expenses	(79)	(599)	(82)	(9)	-	(769)
Reversal of impairment of property, plant and equipment	25	-	-	-	-	25
Share of profit in joint ventures	-	-	-	9	-	9
Share of loss in associates	-	-	-	(10)	-	(10)
Operating profit	887	2,140	485	131	-	3,643

Finance income	295	96	1	26	(87)	331
Finance expenses	(358)	(577)	(389)	(20)	87	(1,257)
Other financial results	(82)	(870)	419	2,252	-	1,719
Financial results, net	(145)	(1,351)	31	2,258	-	793
Profit before income tax	742	789	516	2,389	-	4,436

Income tax and minimum notional income tax	(192)	(176)	(164)	(55)	-	(587)
Profit for the year	550	613	352	2,334	-	3,849

Depreciation and amortization	149	295	276	-	-	720

Consolidated profit and loss information at December 31, 2015	Generation	Distribution of energy	Oil and gas	Holding and others	Eliminations	Consolidated
Total profit attributable to:
Owners of the Company	497	59	175	2,334	-	3,065
Non - controlling interest	53	554	177	-	-	784

Consolidated statement of financial position as of December 31, 2015
Assets	8,051	11,737	3,970	6,563	(1,171)	29,150
Liabilities	5,956	11,673	3,361	950	(1,171)	20,769

Additional consolidated information as of December 31, 2015
Increases of property, plant and equipment	1,516	2,518	2,214	-	-	6,248